Right to Use Assets and Leases payable (Tables)	12 Months Ended
Dec. 31, 2021
Right to Use Assets and Leases payable
Summary of Information About Right of Use Asset
	Weighted average useful life (years)	Balance on 12/31/2020	Additions and remeasurement	Write-offs	Transfer (i)	Effect of foreign currency exchange rate variation	Amortization	Reclassification to assets held for sale (ii)	Balance on 12/31/2021
Cost:
Real estate (iii)	10	2,254,432	257,787	(150,718)	-	1,295	-	(569,323)	1,793,473
Port area	20	268,534	31,096 (*)	-	-	-	-	-	299,630
Vehicles	4	139,843	26,589	(9,315)	-	103	-	(11,047)	146,173
Equipment	6	44,936	19,887	(6,171)	-	1,920	-	(43,832)	16,740
Others	20	27,846	-	-	-	-	-	-	27,846
		2,735,591	335,359	(166,204)	-	3,318	-	(624,202)	2,283,862
Accumulated amortization:
Real estate		(481,975)	-	76,954	-	(530)	(283,882)	199,963	(489,470)
Port area		(3,962)	-	-	(11,935)	-	(7,629)	-	(23,526)
Vehicles		(63,091)	-	7,032	-	(54)	(48,146)	5,392	(98,867)
Equipment		(19,619)	-	6,483	-	(897)	(17,637)	29,836	(1,834)
Others		(16,658)	-	-	-	-	(2,212)	-	(18,870)
		(585,305)	-	90,469	(11,935)	(1,481)	(359,506)	235,191	(632,567)
Impairment
Real estate		-	(38,957)	-	-	-	-	38,957	-
		-	(38,957)	-	-	-	-	38,957	-
Net amount		2,150,286	296,402	(75,735)	(11,935)	1,837	(359,506)	(350,054)	1,651,295

(i)	Refers to the amortization of right-of-use assets in the subsidiary Tequimar Vila do Conde Logística Portuária S.A. (“Tequimar Vila do Conde”), which is being capitalized as Construction in progress, starting its operation in December 2021.
(ii)	For further information, see Note 3.c.1.
(iii)	Includes lease contracts as presented in Note 9.a.
(*)	Includes balances of R$ 14,905 referring to initial direct costs of right-of-use assets.

	Weighted average useful life (years)	Balance on 12/31/2019	Additions and remeasurement	Write-offs	Effect of foreign currency exchange rate variation	Amortization	Balance on 12/31/2020
Cost:
Real estate	10	2,068,254	259,244	(78,529)	5,463	-	2,254,432
Port area	20	68,007	200,527	-	-	-	268,534
Vehicles	4	91,868	55,616	(7,893)	252	-	139,843
Equipment	6	31,822	7,833	(572)	5,853	-	44,936
Others	20	27,846	-	-	-	-	27,846
		2,287,797	523,220	(86,994)	11,568	-	2,735,591
Accumulated amortization:
Real estate		(256,430)	-	46,282	(697)	(271,130)	(481,975)
Port area		-	-	-	-	(3,962)	(3,962)
Vehicles		(27,492)	-	5,509	232	(41,340)	(63,091)
Equipment		(7,600)	-	572	(1,996)	(10,595)	(19,619)
Others		(15,363)	-	-	-	(1,295)	(16,658)
		(306,885)	-	52,363	(2,461)	(328,322)	(585,305)
Net amount		1,980,912	523,220	(34,631)	9,107	(328,322)	2,150,286

	Weighted average useful life (years)	Adoption IFRS 16	Additions and remeasurement	Write-offs	Transfer	Effect of foreign currency exchange rate variation	Amortization	Balance on 12/31/2019
Cost:
Real estate	7	1,636,330	308,622	(55,605)	98,043	80,930	-	2,068,320
Port area (i)	-	-	68,007	-	-	-	-	68,007
Others	4	95,097	26,235	(1,981)	27,847	4,272	-	151,470
		1,731,427	402,864	(57,586)	125,890	85,202	-	2,287,797
Accumulated amortization:
Real estate		-	-	6,682	-	36	(262,750)	(256,032)
Others		-	-	442	(14,068)	81	(37,308)	(50,853)
		-	-	7,124	(14,068)	117	(300,058)	(306,885)
Net amount		1,731,427	402,864	(50,462)	111,822	85,319	(300,058)	1,980,912

(i) Refers to the area port lease, which R$ 68,007 was paid by the Company’s subsidiaries in the fourth quarter of 2019.

Summary of Changes in Lease Payables

The changes in leases payable are shown below:

Balance as of December 31, 2018	46,066
Adoption IFRS 16	1,363,803
Interest accrued	128,996
Payments	(321,716)
Additions and remeasurement	334,857
Write-offs	(52,129)
Effect of foreign currency exchange rate variation	88,796
Balance as of December 31, 2019	1,588,673
Interest accrued	144,655
Payments	(360,787)
Additions and remeasurement	484,121
Write-offs	(35,381)
Effect of foreign currency exchange rate variation	12,007
Assignment of contract	-
Balance as of December 31, 2020	1,833,288
Interest accrued	147,494
Payments (i)	(440,574)
Additions and remeasurement	288,711
Write-offs	(83,157)
Effect of foreign currency exchange rate variation	16,264
Reclassification to liabilities held for sale (ii)	(413,715)
Balance as of December 31, 2021	1,348,311
Current	188,832
Non-current	1,159,479

(i) Includes the amount of R$ 29,237 paid by subsidiary Tequimar Vila do Conde related to port concession grants.

(ii) For further information. see Note 3.c.1.

Summary of Maturities of Lease Payments of Operating Lease

The future disbursements (installments) assumed under leases contracts are presented below:

12/31/2021
Up to 1 year	304,007
From 1 to 2 years	264,224
From 2 to 3 years	241,323
From 3 to 4 years	218,157
From 4 to 5 years	152,671
More than 5 years	965,220
Total	2,145,602

Schedule of weighted average discount rates for the lease payable by maturity period

The weighted average discount rates for the lease contracts of the Company are:

Contracts for maturity date and discount rate
Maturity date of the contracts	Discount rates (% p.a.)
Up to 5 years	6.92
From 6 to 10 years	7.12
From 11 to 15 years	7.35
More than 15 years	8.18

Details About Lease Contracts of Low Amount Assets	The future disbursements (payments), assumed as a result of these contracts amount approximately to:
	Up to 1 year	Between 1 and 5 years	Total
12/31/2021	124	994	1,118
12/31/2020	1,147	6,145	7,292